Subsequent Events (Details Narrative)					1 Months Ended
	Mar. 01, 2022 USD ($) integer	Feb. 03, 2022 USD ($) shares	Feb. 01, 2022 USD ($) integer	Nov. 02, 2020 shares	Feb. 28, 2022 shares	Feb. 18, 2022 shares	Jan. 27, 2022 USD ($) shares	Jan. 24, 2022 USD ($) shares	Mar. 31, 2022 shares	Mar. 08, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Common stock, shares issued									1,536,920,305		1,476,869,532	1,192,192,158
Series A Preferred shares [Member]
Common stock shares issued duriing period shares		59,125
Debt conversion, converted instrument, shares issued					6,027,273	10,146,342
Preferred stock, shares converted into common stock					19,125	40,000
Equity-Line Purchase Agreement [Member]
Cash proceeds | $		$ 53,750						$ 42,240
Common stock, shares issued								11,000,000
Investor [Member]
Monthly payments	17,667
Borrowed funds under an inventory promissory note | $	$ 100,000
Number of monthly payments | integer	6
Common stock shares for cancellation of the investors warrants										40,000,000
Director [Member]
Common stock shares issued duriing period shares							2,272,727
Common stock shares issued duriing period, value | $							$ 10,000
Computer Equipment [Member]
Common stock shares issued duriing period shares								840,278
Common stock shares issued duriing period, value | $								$ 3,630
Monthly payments			17,667
Borrowed funds under an inventory promissory note | $			$ 100,000
Bears interest rate per annum	6.00%		6.00%
Number of monthly payments | integer			6
Debt conversion, converted instrument, shares issued				2,000,000